OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Deposits on leased vehicle and other (see also Note 8b2)	$ 11	$ 11
Loan to non-affiliated companies (see Note 1)	56	68
Other long-term receivables and investment	$ 67	$ 79